Other Current Assets - Additional Information (Detail) - Aegon N.V [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 198	€ 124
Fair value [member]
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 196	€ 120